                                                                December 9, 1996

Dear Fellow Shareholders:

     It is my pleasure to provide you with the first annual report for the Heritage Series Trust-Growth Equity Fund (the "Fund"). For the period from your Fund's inception on November 16, 1995 through October 31, 1996, the A and C shares of your Fund returned 24.14% and 23.23%, respectively.(*) This compares favorably with the 20.59% return of the Standard & Poor's 500 Composite Stock Price Index and the 20.41% return of the S&P Barra Growth Index. The S&P Barra Growth Index is comprised of "growth" stocks (as measured by price-to-book and price-to-earnings ratios) as opposed to "value" stocks.

     In the letter that follows, Ken Corba, portfolio manager for your Fund, describes the "growth" stocks in which he invests as those with increasing and predictable earnings, high profitability and strong positions within their industries. Mr. Corba also elaborates further on the factors that contributed to your Fund's performance for the recent fiscal period. Mr. Corba is Chief Investment Officer of Eagle Asset Management, the investment subadviser for your Fund. I hope you find his comments instructive on how your Fund's investment portfolio is managed.

     Your Fund's A Share performance for the fiscal period was comprised of a gain of 9.45% from November 16, 1995 through April 30, 1996 and a gain of 13.43% from April 30 through October 31, 1996. These returns, however, do not give the full picture of the Fund's performance. From May 24 through July 24, the Fund suffered a decline of nearly 6%. This was followed by a gain of over 14% from July 24 through the end of October. Your Fund outperformed the S&P 500 for the year primarily because the Fund declined by about 2% less than the S&P 500 in the May 24-July 24 period, and advanced by about 1% more than the S&P 500 from July 24 through the end of October.

     On behalf of all of us at Heritage, thank you for your continuing investment in Heritage Series Trust-Growth Equity Fund. If you ever have any suggestions on how we could better serve you, please call us at 800-709-3863.

                                            Sincerely,

                                          /s/ STEPHEN G. HILL
                                          --------------------------------------
                                            Stephen G. Hill
                                            President

---------------

(*) Calculated without the imposition of front-end or contingent deferred sales charges.

                                                                December 9, 1996
Dear Fellow Shareholders:

     The Heritage Series Trust-Growth Equity Fund has continued to perform well since its inception on November 16, 1995. Our investment performance for the first fiscal period exceeded the Standard & Poor's 500 Composite Stock Price Index and the majority of growth equity mutual funds.

     As of December the Fund has investments in 35 companies that we consider to be quality growth stocks. We believe that each company should grow its earnings at a minimum of 12% per year for the next 3 years and maintain a 15% return on equity. In addition, we focus on companies that we believe provide consistent, predictable earnings, and businesses that have established and will maintain a competitive advantage in their industry.

     A predominant theme in the portfolio continues to be ownership of what we believe are outstanding U.S. multinational companies that derive significant revenues and earnings from overseas sales. Examples are: Coca-Cola, Gillette, Procter & Gamble, Johnson & Johnson and American Express. Our technology exposure has remained in the 12-15% range with core investments in Cisco Systems, Oracle, Microsoft and First Data.

     During the Funds' first fiscal period, the industries that contributed the most to our performance were technology, consumer goods, and financial services. Specific stocks within these industries that made a positive impact on performance include Cisco Systems, Gillette, and Bank America.

     Even with a good year, there have been a few investments that have under performed. Specifically, investments in Electronic Data Systems, Pepsi, and Thermo Electron have lagged the broader market due to short term earnings disappointments.

     During the year we continued to invest new cash flows to keep the Fund fully invested with cash levels under 10%. As expected, given our long-term investment horizon, annual turnover was approximately 25% last year.

     Our performance was strong for the last year. If the post-election economy begins to weaken and this is accompanied by lower interest rates, our performance relative to the market could further improve. If investors start to anticipate a recession, there likely will continue to be a "flight to quality" that we believe, will lead them to our consistent growth companies.

                                              Sincerely,

                                              /s/ KENNETH W. CORBA
                                              ----------------------------------
                                              Kenneth W. Corba
                                              Executive Vice President
                                              Chief Investment Officer
                                              Eagle Asset Management, Inc.

                        Growth of a $10,000 Investment
        since inception of a Heritage Series Trust-Growth Equity Fund on November 16, 1995


% Return
 Period       A Shares          C Shares        S&P         S&P Barra
 Ending     Growth Equity    Growth Equity      500        Growth Index
            -------------    -------------      ---        ------------
11/16/95          $ 9,525          $10,000    $10,000           $10,000
11/30/95          $ 9,765          $10,252    $10,144           $10,083
12/31/95          $ 9,765          $10,238    $10,340           $10,197
 1/31/96          $10,252          $10,749    $10,691           $10,586
 2/29/96          $10,265          $10,749    $10,791           $10,683
 3/31/96          $10,325          $10,805    $10,894           $10,638
 4/30/96          $10,425          $10,910    $11,054           $10,845
 5/31/96          $10,805          $11,295    $11,340           $11,244
 6/30/96          $11,111          $11,610    $11,383           $11,385
 7/31/96          $10,605          $11,071    $10,880           $10,860
 8/31/96          $10,865          $11,337    $11,109           $11,021
 9/30/96          $11,578          $12,071    $11,735           $11,785
10/31/96          $11,825          $12,323    $12,059           $12,041

(*) Total returns for Heritage Series Trust-Growth Equity Fund Class A Shares and Class C Shares are calculated in conformance with item 22 of Form N-1A, which assumes the reinvestment of dividends, a sales load of 4.75% for Class A Shares and a contingent deferred sales load of (CDSL) of 1% for Class C Shares on redemptions made within one year of purchase. Since the period shown is less than one year the aggregate total return in lieu of the annualized total return is used for Class A and C Shares.
(**) Calculated without the imposition of contingent deferred sales charges.

--------------------------------------------------------------------------------
                    HERITAGE SERIES TRUST-GROWTH EQUITY FUND
                              INVESTMENT PORTFOLIO
                                OCTOBER 31, 1996
--------------------------------------------------------------------------------

                                                                                                           MARKET
      SHARES                                                                                                VALUE
------------------                                                                                       -----------
COMMON STOCKS--92.8%(A)
   ADVERTISING/COMMUNICATIONS--3.5%
            12,000  Omnicom Group, Inc. ...............................................................  $   597,000
                                                                                                         -----------
   BANKING--6.7%
             6,500  BankAmerica Corporation............................................................      594,750
             6,000  NationsBank Corporation............................................................      565,500
                                                                                                         -----------
                                                                                                           1,160,250
                                                                                                         -----------
   BEVERAGES--4.4%
             8,000  The Coca-Cola Company..............................................................      404,000
            12,000  PepsiCo, Inc. .....................................................................      355,500
                                                                                                         -----------
                                                                                                             759,500
                                                                                                         -----------
   BUILDING--2.4%
             6,000  Illinois Tool Works, Inc. .........................................................      421,500
                                                                                                         -----------
   CHEMICALS--1.7%
             7,500  Monsanto Company ..................................................................      297,187
                                                                                                         -----------
   COSMETICS/TOILETRIES--6.2%
             7,500  Estee Lauder Companies, Class "A"..................................................      322,500
            10,000  Gillette Company...................................................................      747,500
                                                                                                         -----------
                                                                                                           1,070,000
                                                                                                         -----------
   DATA PROCESSING--11.8%
             7,500  Cisco Systems, Inc.* ..............................................................      464,063
             7,500  Electronic Data Systems Corporation................................................      337,500
             5,000  First Data Corporation.............................................................      398,750
             3,000  Microsoft Corporation*.............................................................      411,750
            10,000  Oracle Corporation*................................................................      423,125
                                                                                                         -----------
                                                                                                           2,035,188
                                                                                                         -----------
   ELECTRONICS/ELECTRIC--4.2%
             7,500  General Electric Company...........................................................      725,625
                                                                                                         -----------
   FINANCE--12.2%
             8,000  American Express Company...........................................................      376,000
            10,000  Associates First Capital Corporation...............................................      433,750
             5,000  Federal Home Loan Mortgage Corporation.............................................      505,000
            20,000  Federal National Mortgage Association..............................................      782,500
                                                                                                         -----------
                                                                                                           2,097,250
                                                                                                         -----------
   HOTELS/MOTELS/INNS--4.7%
             6,000  HFS, Inc.* ........................................................................      439,500
             6,500  Marriott International, Inc. ......................................................      369,687
                                                                                                         -----------
                                                                                                             809,187
                                                                                                         -----------
   HOUSEHOLD PRODUCTS--3.4%
             6,000  Procter & Gamble Company...........................................................      594,000
                                                                                                         -----------
   INSURANCE--7.2%
             5,500  American International Group, Inc. ................................................      597,438
            12,000  Travelers Group, Inc. .............................................................      651,000
                                                                                                         -----------
                                                                                                           1,248,438
                                                                                                         -----------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                    HERITAGE SERIES TRUST-GROWTH EQUITY FUND
                              INVESTMENT PORTFOLIO
                                OCTOBER 31, 1996
                                  (CONTINUED)
--------------------------------------------------------------------------------

                                                                                                           MARKET
      SHARES                                                                                                VALUE
------------------                                                                                       -----------
   MINING/DIVERSIFIED--1.1%
             7,500  Barrick Gold Corporation...........................................................  $   195,938
                                                                                                         -----------
   PHARMACEUTICAL--6.8%
             8,000  Johnson & Johnson..................................................................      394,000
             5,000  Merck & Company, Inc. .............................................................      370,625
             5,000  Pfizer, Inc. ......................................................................      413,750
                                                                                                         -----------
                                                                                                           1,178,375
                                                                                                         -----------
   POLLUTION CONTROL--2.7%
            12,500  Thermo Electron Corporation........................................................      456,250
                                                                                                         -----------
   PUBLISHING--2.2%
             5,000  Reuters Holdings PLC, ADR..........................................................      371,875
                                                                                                         -----------
   RETAIL STORES--7.0%
             8,500  Home Depot, Inc. ..................................................................      465,375
            10,000  Kohl's Corporation*................................................................      360,000
            10,000  Walgreen Company...................................................................      377,500
                                                                                                         -----------
                                                                                                           1,202,875
                                                                                                         -----------
   SERVICES--2.3%
            16,000  CUC International, Inc.*...........................................................      392,000
                                                                                                         -----------
   TELECOMMUNICATIONS--2.3%
            14,000  Telefonaktiebolaget LM Ericsson, ADR...............................................      386,750
                                                                                                         -----------
   Total common stocks (cost $13,550,586)..............................................................   15,999,188
                                                                                                         -----------
   REPURCHASE AGREEMENT--7.4%(A)
   Repurchase Agreement with State Street Bank and Trust Company, dated October 31, 1996, @ 5.45%, to be repurchased at $1,275,193 on November 1, 1996, (collateralized by $1,286,508 United States
   Treasury Notes, 8.5%, due February 15, 2020, with a market value of $1,305,785, including interest)
   (cost $1,275,000)..................................................................................   $1,275,000
                                                                                                        -----------
   TOTAL INVESTMENT PORTFOLIO (cost $14,825,586)(b), 100.2%(a)........................................   17,274,188
   OTHER ASSETS AND LIABILITIES, (0.2%)(a)............................................................      (27,723)
                                                                                                        -----------
   NET ASSETS, 100.0%.................................................................................  $17,246,465
                                                                                                         ==========

------------------

  *   Not an income-producing security.
 (a)  Percentages indicated are based on net assets.
 (b) The aggregate identified cost for federal income tax purposes is substantially the same. Market value includes net unrealized appreciation of $2,448,602, which consists of aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost of $2,532,265 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value of $83,663.

 ADR -- American Depository Receipt.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                    HERITAGE SERIES TRUST-GROWTH EQUITY FUND
                      STATEMENT OF ASSETS AND LIABILITIES
                                OCTOBER 31, 1996
--------------------------------------------------------------------------------

Assets
-----
Investments, at market value (identified cost $14,825,586) (Note 1)......................                 $17,274,188
Cash.....................................................................................                         875
Receivables:
  Fund shares sold.......................................................................                     368,968
  Dividends and interest.................................................................                      12,621
Deferred organization expenses (Note 1)..................................................                      22,664
Deferred state registration expenses (Note 1)............................................                      10,628
Prepaid insurance........................................................................                       1,164
                                                                                                          -----------
        Total assets.....................................................................                  17,691,108
Liabilities
--------
Payables (Note 4):
  Investments purchased..................................................................  $  329,330
  Fund shares redeemed...................................................................       1,339
  Due to Manager.........................................................................      37,303
  Accrued distribution fee...............................................................       6,398
  Other accrued expenses.................................................................      70,273
                                                                                           ----------
        Total liabilities................................................................                     444,643
                                                                                                          -----------
Net assets, at market value..............................................................                 $17,246,465
                                                                                                           ==========
Net Assets
---------
Net assets consist of:
  Paid-in capital........................................................................                 $14,852,184
  Accumulated net realized loss (Note 1).................................................                     (54,321)
  Net unrealized appreciation on investments.............................................                   2,448,602
                                                                                                          -----------
Net assets, at market value..............................................................                 $17,246,465
                                                                                                           ==========
Class A Shares
-------------
Net asset value and redemption price per share ($12,142,571 divided by 684,441 shares of
  beneficial interest outstanding, no par value) (Notes 1 and 2).........................                      $17.74
                                                                                                                -----
                                                                                                                -----
Maximum offering price per share (100/95.25 of $17.74)...................................                      $18.62
                                                                                                                -----
                                                                                                                -----
Class C Shares
------------
Net asset value and offering price per share ($5,103,894 divided by 289,802 shares of
  beneficial interest outstanding, no par value) (Notes 1 and 2).........................                      $17.61
                                                                                                                -----
                                                                                                                -----

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                    HERITAGE SERIES TRUST-GROWTH EQUITY FUND
                            STATEMENT OF OPERATIONS
                        FOR THE PERIOD NOVEMBER 16, 1995
                          (COMMENCEMENT OF OPERATIONS)
                              TO OCTOBER 31, 1996
--------------------------------------------------------------------------------

Investment Income
----------------
Income:
  Dividends.................................................................................               $  116,274
  Interest..................................................................................                   33,225
                                                                                                           ----------
        Total income........................................................................                  149,499
Expenses (Notes 1 and 4):
  Management fee............................................................................  $ 77,137
  Distribution fee (Class A Shares).........................................................    19,287
  Distribution fee (Class C Shares).........................................................    25,704
  Custodian/Fund accounting fees............................................................    38,308
  Professional fees.........................................................................    34,333
  Amortization of state registration expenses...............................................    32,974
  Reports to shareholders...................................................................    10,773
  Trustees' fees and expenses...............................................................     8,027
  Shareholder servicing fee.................................................................     7,074
  Amortization of organization expenses.....................................................     5,667
  Federal registration fee..................................................................     4,513
  Insurance.................................................................................     1,396
                                                                                              --------
        Total expenses before waiver........................................................   265,193
        Fees waived by the Manager (Note 4).................................................   (76,210)
                                                                                              --------
                                                                                                              188,983
                                                                                                           ----------
Net investment loss.........................................................................                  (39,484)
                                                                                                           ----------
Realized and Unrealized Gain (Loss) on Investments
---------------------------------------------
Net realized loss from investment transactions..............................................                  (54,321)
Net increase in unrealized appreciation of investments during the period....................                2,448,602
                                                                                                           ----------
        Net gain on investments.............................................................                2,394,281
                                                                                                           ----------
Net increase in net assets resulting from operations........................................               $2,354,797
                                                                                                            =========

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                  FOR THE PERIOD
                                                                                                 NOVEMBER 16, 1995
                                                                                           (COMMENCEMENT OF OPERATIONS)
                                                                                                TO OCTOBER 31, 1996
                                                                                           -----------------------------
Increase in net assets:
Operations:
  Net investment loss.....................................................................     $       (39,484)
  Net realized loss from investment transactions..........................................             (54,321)
  Net increase in unrealized appreciation of investments during the period................           2,448,602
                                                                                                  ------------
  Net increase in net assets resulting from operations....................................           2,354,797
Increase in net assets from Fund share transactions (Note 2)..............................          14,889,668
                                                                                                  ------------
Increase in net assets....................................................................          17,244,465
Net assets, beginning of period (original capital as of November 16, 1995)................               2,000
                                                                                                  ------------
Net assets, end of period.................................................................     $    17,246,465
                                                                                           =============================

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                    HERITAGE SERIES TRUST-GROWTH EQUITY FUND
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

    The following table includes selected data for a share outstanding throughout the period and other performance information derived from the financial statements.

                                                                                 CLASS A SHARES     CLASS C SHARES
                                                                                 --------------     --------------
                                                                                     1996+*             1996+*
                                                                                 --------------     --------------
NET ASSET VALUE, BEGINNING OF THE PERIOD.......................................      $14.29             $14.29
                                                                                     ------             ------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment loss(a).......................................................        (.03)              (.15)
  Net realized and unrealized gain on investments..............................        3.48               3.47
                                                                                     ------             ------
Total from investment operations...............................................        3.45               3.32
                                                                                     ------             ------
NET ASSET VALUE, END OF THE PERIOD.............................................      $17.74             $17.61
                                                                                 =============      =============
TOTAL RETURN (%)(C)(D).........................................................       24.14              23.23
RATIOS (%)/AND SUPPLEMENTAL DATA:
  Ratio of operating expenses, net to average daily net assets(a)(b)...........        1.65               2.40
  Ratio of net investment income to average daily net assets(b)................        (.19)              (.96)
  Portfolio turnover rate(c)...................................................          23                 23
  Average commission rate on portfolio transactions............................      $.0599             $.0599
  Net assets, end of period ($ millions).......................................          12                  5

---------------

 + For the period November 16, 1995 (commencement of operations) to October 31, 1996.
 * Per share amounts have been calculated using the monthly average share method, which more appropriately presents per share data for the period since use of the undistributed income method does not correspond with results of operations.
(a) Excludes management fees waived and expenses reimbursed by the Manager of $.11 per share for Class A and Class C Shares, for the period ended October 31, 1996. The operating expense ratios including such items would have been 2.39% (annualized) and 3.14% (annualized) for the period ended October 31, 1996.
(b) Annualized.
(c) Not annualized.
(d) Does not reflect the imposition of a sales charge.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                    HERITAGE SERIES TRUST-GROWTH EQUITY FUND
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Note 1: SIGNIFICANT ACCOUNTING POLICIES. Heritage Series Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company and presently offers shares in four series, the Growth Equity Fund (the "Fund"), the Small Cap Stock Fund, the Value Equity Fund and the Eagle International Equity Portfolio. The Fund primarily seeks growth through long-term capital appreciation. The Fund currently offers Class A and Class C Shares. Class A Shares are sold subject to a maximum sales charge of 4.75% of the amount invested payable at the time of purchase. Class C Shares are sold subject to a contingent deferred sales charge of 1% of the lower of net asset value or purchase price payable upon any redemptions within one year after purchase. The financial statements for the Small Cap Fund, Value Equity Fund and Eagle International Equity Portfolio are presented separately. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

        Security Valuation: The Fund values investment securities at market value based on the last quoted sales price as reported by the principal securities exchange on which the security is traded. If no sale is reported, the last bid price is used and in the absence of a market quote, securities are valued using such methods as the Board of Trustees believes would reflect fair market value. Short term investments having a maturity of 60 days or less are valued at cost which, when combined with accrued interest included in interest receivable or discount earned, approximates market.

        Repurchase Agreements: The Fund enters into repurchase agreements whereby the Fund, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount equal to at least 100% of the resale price.

        Federal Income Taxes: The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no provision has been made for federal income and excise taxes.

        Distribution of Net Realized Gains. Net realized gains from investment transactions during any particular year in excess of available capital loss carryforwards, which, if not distributed, would be taxable to the Fund, will be distributed to shareholders in the following fiscal year. The Fund uses the identified cost method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

        State Registration Expenses: State registration fees are amortized based either on the time period covered by the registration or as related shares are sold, whichever is appropriate for each state.

        Expenses: The Fund is charged for those expenses which are directly attributable to it, such as management fee, custodian/fund accounting fees, distribution fee, etc., while other expenses such as professional fees, insurance expense, etc., are all allocated proportionately among the Funds. Expenses of the Fund are allocated to each class of shares based upon their relative percentage of current net assets. All expenses that are directly attributable to a specific class of shares, such as distribution fees, are allocated to that class.

        Organization Expenses: Expenses incurred in connection with the formation of the Fund were deferred and are being amortized on a straight-line basis over 60 months from the date of commencement of operations.

        Capital Accounts: The Fund reports the undistributed net investment income and accumulated net realized gain (loss) accounts on a basis approximating amounts available for future tax distributions (or to offset future taxable realized gains when a capital loss carryforward is available). Accordingly, the Fund may periodically make reclassifications among certain capital accounts without impacting the net asset value of the Fund.

        Other: Investment security transactions are accounted for on a trade date plus one basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

Note 2: FUND SHARES. At October 31, 1996, there was an unlimited number of shares of beneficial interest of no par value authorized.
        Transactions in Class A and Class C Shares of the Fund during the period November 16, 1995 (commencement of operations) to October 31, 1996 were as follows:

                                                          CLASS A SHARES                           CLASS C SHARES
                                                 FOR THE PERIOD NOVEMBER 16, 1995         FOR THE PERIOD NOVEMBER 16, 1995
                                                 (COMMENCEMENT OF OPERATIONS) TO          (COMMENCEMENT OF OPERATIONS) TO
                                                         OCTOBER 31, 1996                         OCTOBER 31, 1996
                                                 --------------------------------         --------------------------------
                                                   SHARES               AMOUNT             SHARES                 AMOUNT
                                                 ----------           -----------         ---------             ----------
        Shares sold............................     764,029           $11,657,911           319,149             $4,976,551
        Shares redeemed........................     (79,658)           (1,284,160)          (29,417)              (460,634)
                                                 ----------           -----------         ---------             ----------
        Net increase...........................     684,371           $10,373,751           289,732             $4,515,917
                                                                       ==========                                =========
        Shares outstanding:
          Beginning of period..................          70                                      70
                                                 ----------                               ---------
          End of period........................     684,441                                 289,802
                                                  =========                                ========

--------------------------------------------------------------------------------
                    HERITAGE SERIES TRUST-GROWTH EQUITY FUND
                         NOTES TO FINANCIAL STATEMENTS
                                  (CONTINUED)
--------------------------------------------------------------------------------

Note 3: PURCHASES AND SALES OF SECURITIES. For the period ended October 31, 1996, purchases and sales of investment securities (excluding repurchase agreements and short term obligations) aggregated $16,014,686 and $2,409,779, respectively.

Note 4: MANAGEMENT, SUBADVISORY, DISTRIBUTION, SHAREHOLDER SERVICING AGENT AND TRUSTEES' FEES. Under the Fund's Investment Advisory and Administration Agreement with Heritage Asset Management, Inc. (the "Manager"), the Fund agrees to pay to the Manager a fee equal to an annualized rate of .75% of the Fund's average daily net assets, computed daily and payable monthly. The agreement also provides for a reduction in such fees in any year to the extent that operating expenses of the Fund exceed applicable state expense limitations. Currently, the Manager has voluntarily agreed to waive its fee and, if necessary reimburse the Fund to the extent that Fund operating expenses exceed 1.65% for Class A Shares and 2.40% for Class C Shares on an annual basis of the Fund's average daily net assets attributable to each class of shares. Management fees waived totaled $76,210 during the period ended October 31, 1996. If total Fund expenses fall below the expense limitation agreed to by the Manager before the end of the year ending October 31, 1998, the Fund may be required to pay the Manager a portion or all of the waived management fee.

        The Manager is also the Dividend Paying and Shareholder Servicing Agent for the Portfolio. The amount payable to the Manager for such expenses as of October 31, 1996 was $2,400. In addition, the Manager performs Fund Accounting services and charged $24,797 during the current period of which $9,077 was payable as of October 31, 1996.

        The Manager has entered into an agreement with Eagle Asset Management, Inc. (the "Subadviser") for the Subadviser to provide to the Fund investment advice, portfolio management services including the placement of brokerage orders, and certain compliance and other services for a fee payable by the Manager equal to 50% of the fees payable by the Fund to the Manager without regard to any reduction due to the imposition of expense limitations.

        Raymond James & Associates, Inc. (the "Distributor") has advised the Fund that it received $206,699 in front end sales charges and $1,828 in contingent deferred sales charges during the period November 16, 1995 to October 31, 1996. From these fees, the Distributor paid commissions to salespersons and incurred other distribution costs.

        Pursuant to a plan adopted in accordance with Rule 12b-1 of the Investment Company Act of 1940, as amended, the Fund is authorized to pay the Distributor a fee pursuant to the Class A Distribution Plan of up to 0.35% of average daily net assets for the services it provides in connection with the promotion and distribution of Fund shares. However, at the present time the Board of Trustees has authorized payments of only .25% of average daily net assets. Under the Class C Distribution Plan the Fund may pay the Distributor a fee equal to 1.00% of the average daily net assets. The Distributor may retain the first 12 months distribution fee for reimbursement of amounts paid to the broker/dealer at the time of purchase. Such fees are accrued daily and payable monthly. During the period $19,287 and $25,704 were paid for distribution fees for Class A Shares and Class C Shares, respectively. The Manager, the Subadviser and the Distributor are all wholly-owned subsidiaries of Raymond James Financial, Inc.

        Trustees of the Trust also serve as Trustees for Heritage Cash Trust, Heritage Capital Appreciation Trust, Heritage Income-Growth Trust, Heritage Income Trust and Heritage U.S. Government Income Fund, investment companies which are also advised by the Manager (collectively referred to as the Heritage funds). Each Trustee of the Heritage funds that is not an interested person of the Manager receives an annual fee of $8,000, an additional fee of $2,000 for each combined quarterly meeting of the Heritage funds attended and $1,000 for each special Trustees meeting attended. Trustees' fees and expenses are paid equally by each of the Heritage funds.

Note 5: FEDERAL INCOME TAXES. For the year ended October 31, 1996, to reflect reclassifications arising from permanent book/tax differences primarily attributable to a net operating loss, the Fund credited accumulated net realized loss on investments and debited paid-in capital $39,484.

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               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of Heritage Series Trust-Growth Equity Fund

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Heritage Series Trust-Growth Equity Fund (the "Fund") at October 31, 1996, and the results of its operations, the changes in its net assets and the financial highlights for the period November 16, 1995 (commencement of operations) through October 31, 1996, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at October 31, 1996 by correspondence with the custodian and brokers, provides a reasonable basis for the opinion expressed above.

/s/ PRICE WATERHOUSE LLP
---------------------------
PRICE WATERHOUSE LLP
Tampa, Florida

December 16, 1996

Heritage Series Trust-Growth Equity Fund
P.O. Box 33022
St. Petersburg, FL 33733
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Address Change Requested

                 [LOGO]
                HERITAGE
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             SERIES TRUST(TM)
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            Growth Equity Fund

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A mutual fund
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seeking long-term
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capital appreciation
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ANNUAL REPORT
and Investment
Performance Review for the Period From November 16, 1995
(Commencement of Operations) to
OCTOBER 31, 1996






A member of the Heritage Family of Mutual Funds(TM)



This report is for the information of shareholders of Heritage Series Trust-Growth Equity Fund. It may also be used as sales literature when preceded or accompanied by a prospectus.

5M 12/96 (RECYCLE LOGO) Printed on recycled paper.